Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 09, 2019
Entity Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Sep. 09, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 09, 2019
Prospectus Date	rr_ProspectusDate	Sep. 09, 2019
Karner Blue Animal Impact Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Karner Blue Animal Impact Fund (the “Fund”) seeks to achieve long-term total returns by investing in companies that lead their industries in animal welfare performance.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until September 30, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a diversified portfolio primarily comprised of mid-cap, large-cap and mega-cap equity securities and American Depository Receipts (“ADRs”) of companies that, based on the Adviser’s proprietary research, are leaders in their industries with respect to animal welfare performance. The Fund defines mid-cap securities as those with market capitalizations between $2 billion and $10 billion, large-cap securities as those between $10 billion and $100 billion, and mega-cap securities as those over $100 billion.

Under normal market conditions, at the time of each quarterly reallocation or rebalance, the Adviser seeks to invest at least 75% of the Fund’s assets in companies from industries that the Adviser believes significantly impact the welfare of animals (“Primary Industries”), and up to 25% of its assets in companies from other industries (“Secondary Industries”) where the Adviser believes a company has made significant contributions to animal welfare outside of its normal business operations. In between each quarterly reallocation or rebalance, general trading activity and market fluctuations may result in deviation from these thresholds.

The Adviser considers a number of business activities when identifying Primary Industries, which may include, but are not limited to, the following:

1)	Manufacturing or distributing products that use animals, animal products or animal product substitutes during the production process, and how the relevant company engages in this activity in a way that the Adviser believes promotes animal welfare over that company’s peers engaged in similar activity;

2)	Conducting research or scientific investigations involving animals, animal products or animal product substitutes, and how the relevant company engages in this activity in a way that the Adviser believes promotes animal welfare over that company’s peers engaged in similar activity;

3)	Providing services, including, without limitation, entertainment and travel and leisure services, that have an impact on animal welfare, and how the relevant company engages in this activity in a way that the Adviser believes promotes animal welfare over that company’s peers engaged in similar activity;

4)	Having business operations that are significantly linked to the sustainability of animal habitats through activities such as natural resources use and certain commodities-related activity such as mining, waste management and environmental emissions, and how the relevant company engages in this activity in a way that the Adviser believes promotes animal welfare over that company’s peers engaged in similar activity; or

5)	Businesses that generally seek to improve animal welfare by developing or offering products or services that would benefit animals or improve public opinion about animals.

The Fund may also purchase small- and micro-cap equity securities and emerging market securities. The Fund defines small-cap securities as those with market capitalizations between $300 million and $2 billion, and micro-cap securities as those under $300 million. The Fund defines emerging market securities as those that provide exposure to companies that are domiciled in any country included in the Morningstar Emerging Market Index. The Fund may also lend securities.

The Fund generally will sell securities when the Adviser believes other opportunities are more attractive, when the animal welfare practices of a company ebb in comparison to those of its peers, or when the Adviser believes the business practices or policies of a company are no longer consistent with the Fund’s animal welfare focused criteria.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Commodities Risk. The Fund will not invest directly in commodities. However, the Fund may invest in securities of companies whose business is related to commodities or in other companies that invest directly or indirectly in commodities. For example, the Fund may invest in companies whose business is related to the mining of precious or other metals (e.g., gold, silver, etc.) and the Fund will therefore be exposed to movements in the price of such metals.

Equity Securities Risk. The Fund may invest in equity securities, both directly and indirectly, of companies of any size. The Fund’s equity investments may include securities traded on domestic exchanges or on the over-the-counter market. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

•	Large-Cap and Mega-Cap Company Risk. Large- and mega-cap companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-cap companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and subject to greater price volatility.

•	Micro-cap risk. Investing in micro-cap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of micro-cap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, micro-cap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

Foreign Securities Risk. The Fund may invest in American Depositary Receipts (“ADRs”). Investments in ADRs provide exposure to foreign securities that may involve different risks than those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk and greater price volatility, and may have higher liquidity risk than U.S.-registered securities.

•	American Depositary Receipt (“ADR”) Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

•	Emerging Markets Risk. The Fund may invest in ADRs that provide exposure to emerging market equity securities. The securities markets of emerging countries are generally small, less developed, less liquid, and more volatile than securities markets of the U.S. and other developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties. As a result of these various risks, investments in emerging markets are considered to be speculative and may be highly volatile.

•	Foreign Currency Risk. The Fund may invest in ADRs and therefore be indirectly exposed to foreign currencies. The value of the Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar or broader investment strategies. Companies that the Adviser identifies as having integrated animal welfare considerations into their business operations, such as those that fulfill the identification criteria of Primary Industries as described above, may underperform relative to companies that do not engage in such activity and there is no guarantee that such companies will be able to generate long-term total returns. Non-financial factors inform the Adviser’s selection of portfolio securities, and there is no guarantee that the Adviser will be able to identify a sufficient number of attractive companies in which to invest. In addition, the Adviser’s assessment of a company’s industry leadership with respect to animal welfare performance may be incorrect or the Adviser may select investments that fail to appreciate as anticipated.

Market Risk. The market value of the securities in the Fund’s portfolio may fluctuate resulting from factors affecting an individual company, a market sector or other factors such as changing economic, political or overall financial market conditions. Moreover, changing economic, political or overall financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in such country or geographic region.

New Fund and Management Risk. The Fund is new and has no operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size. The Adviser has not previously served as an investment adviser to a registered investment company.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-855-KBANIML (855-522-6465) or by visiting the Fund’s website at www.kbanimalimpactfund.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a full calendar year of performance to report.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-KBANIML (855-522-6465)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kbanimalimpactfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Karner Blue Animal Impact Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAIAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%	[1]
Total Annual Fund Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.84%	[2]
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.25%	[2]
One Year	rr_ExpenseExampleYear01	$ 127
Three Years	rr_ExpenseExampleYear03	$ 459
Karner Blue Animal Impact Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAIIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.89%	[1]
Total Annual Fund Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.69%	[2]
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.00%	[2]
One Year	rr_ExpenseExampleYear01	$ 102
Three Years	rr_ExpenseExampleYear03	$ 392
Karner Blue Animal Impact Fund | Butterfly™ Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAIBX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.77%	[1]
Total Annual Fund Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.57%	[2]
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2]
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	$ 349

[1]	"Other Expenses" are based on estimated amounts.
[2]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund.
[3]	Karner Blue Capital, LLC has contractually agreed, until September 30, 2021 to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 1.25% of the average daily net assets of the Investor Class, 1.00% of the average daily net assets of the Institutional Class, and 0.85% of the average daily net assets of the Butterfly Class. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after the date on which such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to September 30, 2021, this agreement may not be modified or terminated without the approval of the Board of Trustees (the "Board"); provided, however, this agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.